Commitments, contingent liabilities and contingent assets (Tables)	12 Months Ended
Dec. 31, 2022
Commitments, contingent liabilities and contingent assets
Schedule of commitments

	2022	2021	2020
Commitments	$m	$m	$m
Contracts placed for future capital expenditure on Property, plant and equipment and software development costs not provided for in these financial statements	502	388	689

Schedule of potential development and revenue-related payments

					Years 5
	Total	Under 1 year	Years 1 and 2	Years 3 and 4	and greater
	$m	$m	$m	$m	$m
Future potential research and development milestone payments	11,729	1,320	2,662	2,698	5,049
Future potential revenue milestone payments	17,499	65	368	1,859	15,207